Label	Element	Value
Teucrium xETFs 2x Long Daily BNB ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(67.80%)
Teucrium xETFs 2x Long Daily BNB ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(181.80%)